Derivative Instruments and Fair Value Measurements (Details) (USD $)	12 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Inception Date	Feb. 01, 2011	Feb. 01, 2011
Derivative, Maturity Date	Jan. 24, 2021	Jan. 24, 2021
Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair value	(94,882)	(181,382)
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount	1,032,000	1,032,000	1,001,329
Derivative, Inception Date			Feb. 01, 2011
Derivative, Maturity Date			Jan. 24, 2021
Fair value	(94,882)	(181,382)	$ (112,124)